CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 260,295,909	$ 317,811,056
Accounts receivable, net of allowance for doubtful accounts of $15,471,020 and $26,350,814 as of December 31, 2014 and 2015, respectively	113,991,480	119,741,936
Deferred tax assets	31,073,758	29,857,574
Customer deposits	58,833,225
Prepaid expenses and other current assets	20,880,667	13,355,174
Amounts due from related parties	8,906	684
Total current assets	485,083,945	480,766,424
Property and equipment, net	6,800,614	7,158,780
Intangible assets, net	90,736,828	105,418,808
Investment in affiliates	668,938	272,850
Goodwill	39,807,243	40,563,075
Other non-current assets	3,740,797	4,085,597
TOTAL ASSETS	626,838,365	638,265,534
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $370,652 and $327,140 as of December 31, 2014 and 2015, respectively)	327,140	370,652
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $40,946,532 and $34,784,706 as of December 31, 2014 and 2015, respectively)	45,691,874	48,007,240
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $26,702,856 and $27,599,392 as of December 31, 2014 and 2015, respectively)	66,814,874	57,246,193
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $15,883,568 and $17,268,065 as of December 31, 2014 and 2015, respectively)	31,930,296	27,804,416
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $30,147,834 and $1,418,096 as of December 31, 2014 and 2015, respectively)	10,214,007	5,289,491
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs without recourse to Leju of $4,617,183 and $5,366,944 as of December 31, 2014 and 2015, respectively)	5,703,085	5,054,408
Liability for accrued marketing and advertising expenses (including liability for accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $3,691,831 and $733,473 as of December 31, 2014 and 2015, respectively)	3,914,990	19,269,565
Liability for unpaid consideration for acquiring non-controlling interest (including liability for unpaid consideration for acquiring non-controlling interest of the consolidated VIEs without recourse to Leju of $25,645,630 and $7,338,630 as of December 31, 2014 and 2015, respectively)	7,338,593	25,645,630
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $5,137,314 and $6,340,375 as of December 31, 2014 and 2015 respectively)	7,672,494	8,613,203
Total current liabilities	179,607,353	197,300,798
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to Leju of $469,579 and $523,874 as of December 31, 2014 and 2015, respectively)	22,997,731	26,041,591
Total liabilities	$ 202,605,084	$ 223,342,389
Commitments and contingencies (Note 15)
Equity:
Ordinary shares ($0.001 par value): 500,000,000 and 500,000,000 shares authorized, 134,015,621 and 134,930,870 shares issued and outstanding, as of December 31, 2014 and 2015, respectively	$ 134,931	$ 134,015
Additional paid-in capital	773,766,165	788,246,874
Accumulated deficit	(343,658,094)	(377,876,220)
Subscription receivable	(9,200)	(688,989)
Accumulated other comprehensive income (loss)	(5,521,547)	5,029,663
Total Leju equity	424,712,255	414,845,343
Non-controlling interest	(478,974)	77,802
Total equity	424,233,281	414,923,145
TOTAL LIABILITIES AND EQUITY	$ 626,838,365	$ 638,265,534